Shareholders’ Equity - Schedule of Common Shares Issued and Outstanding (Details) - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Increase (Decrease) in Stockholders' Equity
Shares issued for cash on exercise of options (shares)		774,739	88,082
Balance, beginning of year		$ 7,041
Balance at end of year		$ 6,949	$ 7,041
Common stock
Increase (Decrease) in Stockholders' Equity
Beginning balance (shares)		279,494,299	279,074,685
Shares issued for cash on exercise of options (shares)		774,739	88,082
Shares issued under DRIP (shares)			331,532
Ending balance (shares)		280,269,038	279,494,299
Balance, beginning of year		$ 6,723	$ 6,719
Shares issued for cash on exercise of options		15	1
Deferred taxes on share issuance cost		(3)	(3)
Shares issued under DRIP	[1]	0	6
Balance at end of year		$ 6,735	$ 6,723

[1]	Premium Dividend™, Dividend Reinvestment and Optional Cash Purchase Plan (DRIP). The plan was suspended in December 2019, with the December dividend (paid January 2020) being the last dividend payment eligible for reinvestment by participating shareholders under the DRIP.